3. Unsecured Note Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Payment on note payable	$ 21,240	$ 0
Financing Arrangement 1 [Member]
Debt face amount	$ 6,676
Debt stated interest rate	12.60%
Payment on note payable	$ 1,988
Debt payment frequency	monthly
Debt payment	$ 549
Debt maturity date	Mar. 31, 2019
Financing Arrangement 2 [Member]
Debt face amount	$ 25,954
Debt stated interest rate	7.75%
Payment on note payable	$ 6,676
Debt payment frequency	monthly
Debt payment	$ 1,997
Debt maturity date	May 31, 2019